ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Government institutions	$ 180	$ 28
Prepaid expenses	12	7
Accounts receivable	$ 192	$ 35